BUSINESS ACQUISITION WITH RELATED PARTY	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION WITH RELATED PARTY

NOTE 9 – BUSINESS ACQUISITION WITH RELATED PARTY

On January 3, 2023, the Company executed a securities purchase agreement with International Real Estate Development, LLC (“IRED”“ or the “seller”), a related party, for the purchase of the remaining seventy five percent (75%) of the issued and outstanding membership interest in Rancho Costa Verde Development, LLC (“RCVD”) for a total consideration of $13.4 million. The Company’s President and director was the owner of one third of the issued and outstanding interest in International Real Estate Development LLC.

The consideration was paid through (i) a secured convertible promissory note in the principal amount of $8,900,000, (ii) issuance of 20,000,000 shares of common stock with a fair value of $1.8 million and (iii) 33,000,000 common stock warrants to purchase an equivalent number of shares of common stock with a fair value of approximately $2.7 million. The Company issued the 20,000,000 shares of common stock to International Real Estate Development, LLC (“IRED”) on January 3, 2023.

Prior to the acquisition of a controlling financial interest in RCVD, the Company held a twenty five percent (25%) interest in RCVD, which was previously accounted as an equity method investment under ASC 323 Investments – Equity Method and Joint Ventures. It was determined that the Company did not have the power to direct the activities that most significantly impact RCVD’s economic performance, and therefore, the Company was not the primary beneficiary of RCVD and RCVD was not consolidated under the variable interest model. The investment was initially recorded at cost, which was determined to be $2,680,000. The carrying value was fully written down to $0 as of December 31, 2022.

The Company accounted for this transaction as a business combination under ASC 805 Business Combinations. Accordingly, the assets acquired, and the liabilities assumed were recorded at their estimated fair value as of the closing date of the acquisition. While this is a business combination, since it is between related parties, there has been no step up in basis taken for the acquisition and the excess purchase price has been treated as a return of capital commonly referred to as a deemed dividend.

The secured convertible promissory note has a principal amount of $8,900,000 and is payable in quarterly installments of $2,225,000, carries a five percent (5%) coupon with a maturity date of March 31, 2024. The note carries a default coupon of twelve percent (12%) on the unpaid principal after the maturity date. The note includes standard events of default, which will result in the principal and accrued interest to be payable immediately. The note is convertible at any time commencing on April 1, 2023, at the option of the holder, into shares of common stock of the company at a 10% discount to market. The note may be prepaid at any time without penalties. The Company has not made the first installment by June 30, 2023, but the Company obtained a default waiver from IRED. The Company incurred approximately $222,500 of interest during the six months ending June 30, 2023 (note 7).

RCVD was originally formed in the State of Nevada. RCVD is a 1,100-acre master planned second home, retirement home, and vacation home real estate community located on the east coast of Baja California, Mexico. It is just south of the small fishing village of San Felipe, where the Oasis Park Resort project of the Company is located.

The acquisition-date fair value of the consideration transferred is as follows:

January 3, 2023

Fair value of common stock	$1,800,000
Fair value of common stock warrants	2,674,976
Promissory notes	$8,900,000
Fair value of consideration transferred	$13,374,976

The following is a provisional purchase price allocation as of the January 3, 2023, acquisition date:

January 3, 2023
Cash	$321,916
Accounts receivable	1,900,388
Other current assets	342,574
Fixed Assets	1,977,182
Accounts payable and accrued expenses	(652,329)
Mortgage loans	(6,576,566)
Related party notes	(16,545)
Deferred revenue	(9,276,620)
Net Assets Acquired	$(11,980,000)
Deemed dividend as related party	25,354,976
Total consideration	$13,374,976

Common Stock warrants

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions:

	For the Six Months Ending June 30,
	2023	2022

Expected term	5 years	-
Exercise price	$0.10	-
Expected volatility	162%	-
Risk-free interest rate	3.94%	-
Forfeitures	None	-

The assumptions used in determining fair value represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change, including changes in the market value of the Company’s common stock, managements’ assessment, or significant fluctuations in the volatility of the trading market for the Company’s common stock, the Company’s fair value estimates could be materially different in the future.

The Company computes the fair value of the common stock warrants at the acquisition date, which does not have to be updated at each reporting period.